Consultancy and Professional Fees (Tables)	12 Months Ended
Dec. 31, 2025
Consultancy and Professional Fees [Abstract]
Schedule of Consultancy and Professional Fees
	2025	2024	2023
	USD	USD	USD

Audit fees	545,000	457,000	432,500
Legal fees	467,903	410,274	572,079
Consultancy fees	362,748	348,298	721,096
	1,375,651	1,215,572	1,725,675